SUBSEQUENT EVENTS (Details) - Talos Victory Fund LLC [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Conversion Price Per Share | $ / shares	$ 0.001
Number Share issued upon converion | shares	106,500,000
Amount Converted | $	$ 106,500